Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

15.	Quarterly Financial Data (unaudited)

Quarterly earnings per share data may vary from annual earnings due to rounding.

(Dollar amounts in thousands, except share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011:
Interest income	$19,955	$20,199	$19,817	$19,256
Interest expense	9,138	8,979	8,723	8,300

Net interest income	10,817	11,220	11,094	10,956
Provision for loan losses	300	200	300	330

Net interest income after provision for loan losses	10,517	11,020	10,794	10,626
Net realized loss on securities available for sale	-	-	(83)	(364)
Other noninterest income	1,489	1,678	1,281	305
Noninterest expense	7,182	7,024	6,703	7,153

Income before provision for income taxes	4,824	5,674	5,289	3,414
Provision for income taxes	896	1,160	1,010	314

Net income before noncontrolling interest	3,928	4,514	4,279	3,100
Less: net income attributable to the noncontrolling interest	268	230	315	98

Net income attributable to ESB Financial Corporation	$3,660	$4,284	$3,964	$3,002

Net income per share
Basic	$0.25	$0.30	$0.27	$0.21
Diluted	$0.25	$0.29	$0.27	$0.21
2010:
Interest income	$22,122	$21,407	$21,128	$20,207
Interest expense	11,326	10,603	10,164	9,804

Net interest income	10,796	10,804	10,964	10,403
Provision for loan losses	354	200	550	300

Net interest income after provision for loan losses	10,442	10,604	10,414	10,103
Net realized loss on securities available for sale	(309)	(272)	(419)	(239)
Other noninterest income	483	1,857	1,555	1,811
Noninterest expense	6,675	6,713	7,189	7,236

Income before provision for income taxes	3,941	5,476	4,361	4,439
Provision for income taxes	820	1,100	695	938

Net income before noncontrolling interest	3,121	4,376	3,666	3,501
Less: net (loss) income attributable to the noncontrolling interest	(259)	407	201	84

Net income attributable to ESB Financial Corporation	$3,380	$3,969	$3,465	$3,417

Net income per share
Basic	$0.23	$0.28	$0.24	$0.24
Diluted	$0.23	$0.28	$0.24	$0.23